Acquisition-Related Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,426	$ 2,426
Accumulated Amortization	(1,170)	(847)
Net Carrying Amount	1,256	1,579
Weighted- Average Remaining Useful Life (in years)	4 years 4 months 24 days	5 years 4 months 24 days
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	240	240
Accumulated Amortization	(164)	(116)
Net Carrying Amount	76	124
Weighted- Average Remaining Useful Life (in years)	1 year 7 months 6 days	2 years 7 months 6 days
Customer Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,060	2,060
Accumulated Amortization	(880)	(622)
Net Carrying Amount	1,180	1,438
Weighted- Average Remaining Useful Life (in years)	4 years 7 months 6 days	5 years 7 months 6 days
Non-compete Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	126	126
Accumulated Amortization	(126)	(109)
Net Carrying Amount		$ 17
Weighted- Average Remaining Useful Life (in years)		7 months 6 days